Note 8 - Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
8.
        Stockholders’ Equity

Common Stock Transactions

During
March 2017,
we issued an aggregate of
983,334
shares of common stock related to the exercise of stock purchase warrants, resulting in total net proceeds of
$49,167.

Stock Options

The following table presents a summary of our stock option transactions during the three months ended
March 31, 2017:

	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2016	3,499,475	$1.21
Granted	--	--
Exercised	--	--
Forfeited or expired	(115,200)	17.75
Outstanding at March 31, 2017	3,384,275	$0.64
Exercisable at March 31, 2017	2,191,281	$1.69

Stock Purchase Warrants

The following table presents a summary of stock purchase warrant transactions during the three months ended
March
31,
2017:

	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2016	32,751,578	$0.07
Granted	--	--
Exercised	(983,334)	0.05
Forfeited or expired	(1,112,001)	0.57
Outstanding at March 31, 2017	30,656,243	$0.05
Exercisable at March 31, 2017	30,656,243	$0.05

Stock-Based Compensation Expense

Stock-based compensation expense related to our stock option plans was
$14,580
and
$13,686
during the three-month periods ended
March 31, 2017
and
2016,
respectively. Stock-based compensation expense related to stock options is recognized on a straight-line basis over the requisite service period for the award and is allocated to research and development expense or general and administrative expense based upon the related employee classification. As of
March 31, 2017,
there was
$117,404
of unrecognized compensation expense related to stock options, which is expected to be recognized over a weighted average period of
2.3
years.

In addition to the expense associated with our stock option plans, during the three-month period ended
March 31, 2016
we recorded stock-based compensation expense of
$469,799
(allocated to general and administrative expense) related to modifications made to certain stock purchase warrants.

Common Stock Reserved

A summary of our common stock reserved for future issuance as of
March 31, 2017
is as follows:

Series B Convertible Preferred Stock	285,714
Series C Convertible Preferred Stock	57,363,520
Common Stock Purchase Warrants	30,656,243
Equity Incentive Plans	4,590,300
Total	92,895,777

8.
          Common Stock

Increase in Authorized Shares of Common Stock

At our annual meeting of stockholders held on
June 14, 2016,
our stockholders approved an amendment to our certificate of incorporation to increase our authorized shares of common stock from
150,000,000
shares to
300,000,000
shares. The amendment to our certificate of incorporation was filed with the Delaware Secretary of State on
June 14, 2016.

Common Stock Transactions

During
July
and
November 2014,
we issued an aggregate of
378,205
shares of our common stock to a consultant in exchange for services and recorded stock-based compensation expense of
$100,000
related to the issuances (see Note
9
).

During
October 2014,
we issued
3,176,000
shares of our common stock pursuant to the exercise of certain stock purchase warrants, resulting in total net proceeds of
$873,400.

At various times during
2016,
we issued an aggregate of
21,884,420
shares of our common stock pursuant to the exercise of certain stock purchase warrants, resulting in total net proceeds of
$1,339,801.

We issued shares of our common stock related to conversions of our Series A, Series B and Series C Convertible Preferred Stock (see Note
7
) as follows:

	2016	2015	2014
Conversions of Series A Preferred Stock	-0-	-0-	202,857
Conversions of Series B Preferred Stock	-0-	-0-	4,428,571
Conversions of Series C Preferred Stock	1,400,000	-0-	-0-

Stock Option Plans

In
2006
we adopted the GeoVax Labs, Inc.
2006
Equity Incentive Plan (the
“2006
Plan”) and at our annual stockholders meeting on
June 14, 2016,
our stockholders approved the GeoVax Labs, Inc.
2016
Stock Incentive Plan (the
“2016
Plan”) which provides our Board of Directors broad discretion in creating equity incentives for employees, officers, directors and consultants. We have reserved
1,705,500
shares of our common stock for currently outstanding stock options under the
2006
Plan, and
3,000,000
shares for outstanding stock options and future issuances under the
2016
Plan. The
2016
Plan replaces the
2006
Plan, which expired
September 28, 2016,
and
no
further grants
may
be made under the
2006
Plan. As such, the
2016
Plan will serve as the sole equity incentive compensation plan for the Company
. The exercise price for any option granted
may
not
be less than fair value (
110%
of fair value for ISO’s granted to certain employees). Options have a maximum ten
-year term and generally vest over
three
years.

Certain information concerning our stock option plans as of
December 31, 2016,
and a summary of activity during the year then ended is presented below:
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	1,705,500	$2.41
Granted	1,793,975	0.07
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2016	3,499,475	$1.21	8.2	$-0-
Exercisable at December 31, 2016	1,299,394	$3.12	5.5	$-0-

Stock Purchase
Warrants

As of
December 31, 2016,
we have the following common stock purchase warrants outstanding:

Expiration Date	Number of Shares	Weighted Average Exercise Price
January 16, 2017	45,000	1.00
January 31, 2017	567,001	1.00
March 21, 2017	1,483,334	0.05
February 27, 2020	30,656,243	0.05
Outstanding and exercisable at December 31, 2016	32,751,578	$0.07

The following table presents a summary of stock purchase warrant activity during the year ended
December 31, 2016:

	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2015	56,442,157	$0.14
Issued	--	--
Exercised	(21,884,420)	0.06
Forfeited or expired	(1,806,159)	1.00
Outstanding and exercisable at December 31, 2016	32,751,578	$0.07

Common Stock Reserved

A summary of common stock reserved for future issuance as of
December 31, 2016
is as follows:

Stock Purchase Warrants	32,751,578
Stock Option Plans	4,705,500
Series B Convertible Preferred Stock	285,714
Series C Convertible Preferred Stock	57,363,520
Total	95,106,312